Shareholder Report, Holdings (Details) - BNY Mellon New York AMT-Free Municipal Bond Fund	May 31, 2024
Class A | Other
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Class A | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class A | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class A | Power
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class A | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class A | Medical
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class A | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class A | Water
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class A | Development
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class A | Airport
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class A | Transportation
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Class A | Education
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Class C | Other
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Class C | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class C | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class C | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class C | Power
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class C | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class C | Medical
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class C | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class C | Water
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class C | Development
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class C | Airport
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class C | Transportation
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Class C | Education
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Class I | Other
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Class I | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class I | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class I | Power
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class I | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class I | Medical
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class I | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class I | Water
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class I | Development
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class I | Airport
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class I | Transportation
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Class I | Education
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Class Y | Other
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Class Y | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Y | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class Y | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class Y | Power
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class Y | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class Y | Medical
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class Y | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class Y | Water
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class Y | Development
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class Y | Airport
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class Y | Transportation
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Class Y | Education
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Class Z | Other
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Class Z | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Z | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class Z | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class Z | Power
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class Z | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class Z | Medical
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class Z | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class Z | Water
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class Z | Development
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class Z | Airport
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class Z | Transportation
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Class Z | Education
Holdings [Line Items]
Percent of Net Asset Value	12.50%